Structured entities	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Structured entities

17	Interests in associates and joint ventures
Associates
At 31 December 2017, the carrying amount of HSBC’s interests in associates was $22,577m (2016: $19,874m).

Principal associates of HSBC
	2017		2016
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	18,057	10,491	15,765	10,207
The Saudi British Bank	3,618	4,320	3,280	3,999

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

		At 31 Dec 2017
	Footnote	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited	1	PRC	Banking services	19.03
The Saudi British Bank		Saudi Arabia	Banking services	40.00

1	People’s Republic of China.
A list of all associates and joint ventures is set out on page 294.
Bank of Communications Co., Limited
The Group’s significant influence in Bank of Communications Co., Limited (‘BoCom’) was established via representation on BoCom’s board of directors and a technical cooperation and exchange programme. Under this programme, a number of HSBC staff have been seconded to assist in the maintenance of BoCom’s financial and operating policies.
Impairment testing
At 31 December 2017, the fair value of HSBC’s investment in BoCom had been below the carrying amount for approximately 68 months. As a result, the Group performed an impairment test on the carrying amount of the investment in BoCom, which confirmed there was no impairment at 31 December 2017.

	At 31 Dec 2017			At 31 Dec 2016
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
Bank of Communications Co., Limited	18.3	18.1	10.5	16.1	15.8	10.2
Basis of recoverable amount
The impairment test was performed by comparing the recoverable amount of BoCom, determined by a value in use (‘VIU’) calculation, with its carrying amount. The VIU calculation uses discounted cash flow projections based on management’s estimates of earnings. Cash flows beyond the short to medium term are extrapolated in perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of VIU. An imputed capital maintenance charge (‘CMC’) is calculated to reflect expected regulatory capital requirements, and is deducted from forecast cash flows. The principal inputs to the CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets, and the expected minimum regulatory capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other factors (including qualitative factors) to ensure that the inputs to the VIU calculation remain appropriate. Significant management judgement is required in estimating the future cash flows of BoCom.
Key assumptions in value in use calculation
We used a number of assumptions in our VIU calculation:

•	Long-term profit growth rate of 3% (2016: 5%) for periods after 2020, which does not exceed forecast GDP growth in mainland China and is within the range forecast by external analysts.

•	Long-term asset growth rate of 3% (2016: 4%) for periods after 2020, which is the rate that assets are expected to grow to achieve long-term profit growth of 3%.

•
Discount rate of 11.85% (2016: 13.0%), which is based on a capital asset pricing model (‘CAPM’) calculation for BoCom, using market data. Management also compares rates derived from the CAPM with discount rates from external sources. The discount rate used was within the range of 10.2% to 13.4% (2016: 10.2% to 15.0%) indicated by external sources.

•
Loan impairment charge as a percentage of customer advances: a range from 0.66% to 0.82% (2016: 0.72% to 0.87%) in the short to medium term, largely based on forecasts disclosed by external analysts. For periods after 2020, the ratio is 0.70% (2016: 0.70%), slightly higher than the historical average.

•	Risk-weighted assets as a percentage of total assets: 62% (2016: 62%) for all forecast periods. This is consistent with the forecasts disclosed by external analysts.

•	Cost-income ratio: ranges from 37.1% to 38.0% (2016: 40.0%) in the short to medium term. This is slightly higher than the forecasts disclosed by external analysts.
The long-term profit growth rate, long-term asset growth rate and discount rate assumptions were updated in 2017 to better align with market practice when setting long-term assumptions in VIU calculations. The long-term profit growth rate was set at the lower end of the range forecast by external analysts and there was a corresponding change to the long-term asset growth rate. These changes reduced management’s uncertainty in respect of estimated future cash flows and accordingly the discount rate was set based on CAPM with no adjustment for uncertainty in future cash flows.
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil.

Key assumption	Changes to key assumption to reduce headroom to nil
• Long-term profit growth rate	• Decrease by 11 basis points
• Long-term asset growth rate	• Increase by 10 basis points
• Discount rate	• Increase by 13 basis points
• Loan impairment charge as a percentage of customer advances	• Increase by 2 basis points
• Risk-weighted assets as a percentage of total assets	• Increase by 63 basis points
• Cost-income ratio	• Increase by 46 basis points

The following table illustrates the effect on VIU of reasonably possible changes to key assumptions. This reflects the sensitivity of the VIU to each key assumption on its own, and it is possible that more than one favourable and/or unfavourable change will occur at the same time. The selected rates of reasonably possible changes to key assumptions is largely based on external analysts’ forecasts which can change period to period.

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease In VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2017
Long-term profit growth rate	200	6.6	24.9	—	—	18.3
Long-term asset growth rate	(20)	0.5	18.9	200	(7.1)	11.2
Discount rate	(35)	0.7	19.1	65	(1.2)	17.1
Loan impairment charge as a percentage of customer advances	2017-20: 0.71% 2021 onwards: 0.70%	0.1	18.5	2017-20: 0.90% 2021 onwards: 0.77%	(1.3)	17.0
Risk-weighted assets as a percentage of total assets	(60)	0.2	18.6	30	(0.1)	18.2
Cost-income ratio	(173)	1.5	19.8	—	—	18.3

At 31 Dec 2016
Long-term profit growth rate	—	—	16.1	(150)	(3.3)	12.8
Long-term asset growth rate	(80)	1.8	17.8	—	—	16.1
Discount rate	(100)	2.3	18.4	—	—	16.1
Loan impairment charge as a percentage of customer advances	—	—	16.1	2016-19: 0.93% 2020 onwards: 0.80%	(1.1)	15.0
Risk-weighted assets as a percentage of total assets	(30)	0.1	16.2	170	(0.6)	15.5
Cost income ratio	(170)	0.9	17.0	250	(1.4)	14.7
Considering the interrelationship of the changes set out in the table above, management estimates that the reasonably possible range of VIU is $14.7bn to $21.1bn (2016: $10.8bn to $19.0bn).
Selected financial information of BoCom
The statutory accounting reference date of BoCom is 31 December. For the year ended 31 December 2017, HSBC included the associate’s results on the basis of financial statements for the 12 months ended 30 September 2017, taking into account changes in the subsequent period from 1 October 2017 to 31 December 2017 that would have materially affected the results.

Selected balance sheet information of BoCom
	At 30 Sep
	2017	2016
	$m	$m
Cash and balances at central banks	146,029	137,844
Loans and advances to banks and other financial institutions	120,403	101,436
Loans and advances to customers	662,706	566,126
Other financial assets	386,067	311,207
Other assets	58,202	48,922
Total assets	1,373,407	1,165,535
Deposits by banks and other financial institutions	366,993	297,442
Customer accounts	747,882	680,915
Other financial liabilities	123,751	69,954
Other liabilities	32,568	27,860
Total liabilities	1,271,194	1,076,171
Total equity	102,213	89,364

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2017	2016
	$m	$m
HSBC’s share of total shareholders’ equity	17,551	15,285
Goodwill and other intangible assets	506	480
Carrying amount	18,057	15,765

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2017	2016
	$m	$m
Net interest income	19,080	20,614
Net fee and commission income	5,698	5,493
Loan impairment charges	(4,286)	(4,284)
Depreciation and amortisation	(1,342)	(1,216)
Tax expense	(2,234)	(2,800)
Profit for the year	10,288	10,151
Other comprehensive income	(624)	875
Total comprehensive income	9,664	11,026
Dividends received from BoCom	565	580

Summarised aggregate financial information for all associates excluding BoCom
	2017	2016
	$m	$m
Carrying amount	4,520	4,109
HSBC’s share of:
– total assets	20,625	20,757
– total liabilities	16,119	16,661
– revenues	1,051	923
– profit or loss from continuing operations	487	454
Joint ventures
At 31 December 2017, the carrying amount of HSBC’s interests in joint ventures was $167m (2016: $155m).
Associates and joint ventures
For the year ended 31 December 2017, HSBC’s share of associates’ and joint ventures’ tax on profit was $440m (2016: $542m). This is included within ‘Share of profit in associates and joint ventures’ in the ‘Consolidated income statement’.

Movements in interests in associates and joint ventures
		2017	2016
	Footnote	$m	$m
At 1 Jan		20,029	19,139
Additions		60	76
Disposals		(67)	(25)
Share of results		2,375	2,354
Dividends		(740)	(751)
Exchange differences		1,144	(1,115)
Share of other comprehensive income of associates and joint ventures		(43)	54
Other movements		(14)	297
At 31 Dec	1	22,744	20,029

1	Includes goodwill of $521m (2016: $488m).

19	Structured entities
HSBC is mainly involved with both consolidated and unconsolidated structured entities through the securitisation of financial assets, conduits and investment funds, established either by HSBC or a third party.
Consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2017	12.9	4.8	7.0	3.2	27.9
At 31 Dec 2016	15.8	5.7	4.8	3.7	30.0
Conduits
HSBC has established and manages two types of conduits: securities investment conduits (‘SICs’) and multi-seller conduits.
Securities investment conduits
The SICs purchase highly rated ABSs to facilitate tailored investment opportunities.

•
Solitaire – At 31 December 2017, Solitaire, HSBC’s principal SIC held $3.2bn of ABSs (2016: $4.7bn). These are included within the disclosures of ABSs on page 140. It is currently funded entirely by commercial paper (‘CP’) issued to HSBC. Although HSBC continues to provide a liquidity facility, Solitaire has no need to draw on it as long as HSBC purchases its issued CP, which HSBC intends to do for the foreseeable future. At 31 December 2017, HSBC held $4.6bn of CP (2016: $6.1bn).

•
Mazarin, Barion and Malachite – All three SICs are now funded by medium-term notes, and are no longer funded by repurchase agreements. HSBC’s primary exposure to Mazarin, Barion and Malachite is represented by the amortised cost of the debt required to support the non-cash assets of the vehicles. At 31 December 2017, this amounted to $0.9bn (2016: $1.3bn). For all three SICs first loss protection is provided through the capital notes issued by these vehicles, which are held substantially by third parties.

Multi-seller conduit
HSBC’s multi-seller conduit was established to provide access to flexible market-based sources of finance for its clients. Currently, HSBC bears risk equal to the transaction-specific facility offered to the multi-seller conduit, amounting to $15.7bn at 31 December 2017 (2016: $15.2bn (restated)). First loss protection is provided by the originator of the assets, and not by HSBC, through transaction-specific credit enhancements. A layer of secondary loss protection is provided by HSBC in the form of programme-wide enhancement facilities.
Securitisations
HSBC uses structured entities to securitise customer loans and advances it originates in order to diversify its sources of funding for asset origination and capital efficiency purposes. The loans and advances are transferred by HSBC to the structured entities for cash or synthetically through credit default swaps, and the structured entities issue debt securities to investors.
HSBC managed funds
HSBC has established a number of money market and non-money market funds. Where it is deemed to be acting as principal rather than agent in its role as investment manager, HSBC controls these funds.
Other
HSBC has also entered into a number of transactions in the normal course of business which include asset and structured finance transactions where it has control of the structured entity. In addition, HSBC is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to all structured entities not controlled by HSBC. The Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

Nature and risks associated with HSBC interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities ($m)
0 – 500	78	321	930	210	1,539
500 – 2,000	6	56	578	3	643
2,000 – 5,000	—	17	235	—	252
5,000 – 25,000	2	10	104	1	117
25,000+	—	2	11	—	13
Number of entities at 31 Dec 2017	86	406	1,858	214	2,564
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	4.0	9.1	9.3	4.1	26.5
– trading assets	—	0.2	0.2	2.4	2.8
– financial assets designated at fair value	—	8.0	8.3	—	16.3
– loans and advances to banks	—	—	—	0.1	0.1
– loans and advances to customers	4.0	—	—	1.1	5.1
– financial investments	—	0.9	0.8	0.1	1.8
– other assets	—	—	—	0.4	0.4
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.3	0.3
– other liabilities	—	—	—	0.3	0.3
Other off balance sheet commitments	—	0.1	2.2	0.3	2.6
HSBC’s maximum exposure at 31 Dec 2017	4.0	9.2	11.5	4.4	29.1

Total asset values of the entities ($m)
0 – 500	93	374	1,104	95	1,666
500 – 2,000	10	43	498	5	556
2,000 – 5,000	—	22	187	2	211
5,000 – 25,000	—	8	72	2	82
25,000+	—	1	4	1	6
Number of entities at 31 Dec 2016	103	448	1,865	105	2,521
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	2.4	7.1	8.3	6.2	24.0
– trading assets	—	0.4	0.1	2.1	2.6
– financial assets designated at fair value	—	5.9	7.5	—	13.4
– loans and advances to banks	—	—	—	0.4	0.4
– loans and advances to customers	2.4	—	—	3.2	5.6
– financial investments	—	0.8	0.7	0.2	1.7
– other assets	—	—	—	0.3	0.3
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.2	0.2
– other liabilities	—	—	—	0.2	0.2
Other off balance sheet commitments	—	—	2.7	0.1	2.8
HSBC’s maximum exposure at 31 Dec 2016	2.4	7.1	11.0	6.3	26.8
The maximum exposure to loss from HSBC’s interests in unconsolidated structured entities represents the maximum loss it could incur as a result of its involvement with these entities regardless of the probability of the loss being incurred.

•	For commitments, guarantees and written credit default swaps, the maximum exposure to loss is the notional amount of potential future losses.

•	For retained and purchased investments in and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying value of these interests at the balance sheet reporting date.
The maximum exposure to loss is stated gross of the effects of hedging and collateral arrangements entered into to mitigate HSBC’s exposure to loss.
Securitisations
HSBC has interests in unconsolidated securitisation vehicles through holding notes issued by these entities. In addition, HSBC has investments in ABSs issued by third-party structured entities as set out on page 140.
HSBC managed funds
HSBC establishes and manages money market funds and non-money market investment funds to provide customers with investment opportunities. Further information on funds under management is provided on page 83.
HSBC, as fund manager, may be entitled to receive management and performance fees based on the assets under management. HSBC may also retain units in these funds.
Non-HSBC managed funds
HSBC purchases and holds units of third-party managed funds in order to facilitate business and meet customer needs. In addition to entities, asset and liability classes disclosed above HSBC enters into derivative contracts with Non-HSBC managed funds. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions. Note 14 provides information on derivatives entered into by HSBC.
Other
HSBC has established structured entities in the normal course of business, such as structured credit transactions for customers, to provide finance to public and private sector infrastructure projects, and for asset and structured finance transactions. In addition to entities, asset and liability classes disclosed above HSBC enters into derivative contracts with Other Structured Entities. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions. Note 14 provides information on derivatives entered into by HSBC.
HSBC sponsored structured entities
The amount of assets transferred to and income received from such sponsored entities during 2017 and 2016 were not significant.

37	HSBC Holdings’ subsidiaries, joint ventures and associates
In accordance with section 409 of the Companies Act 2006 a list of HSBC Holdings plc subsidiaries, joint ventures and associates, the registered office address and the effective percentage of equity owned at 31 December 2017 is disclosed below.
Unless otherwise stated, the share capital comprises ordinary or common shares which are held by Group subsidiaries. The ownership percentage is provided for each undertaking. The undertakings below are consolidated by HSBC unless otherwise indicated.
Subsidiaries

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
ACN 087 652 113 Pty Limited	100.00		15
Almacenadora Banpacifico S.A. (in liquidation)	99.99		9, 16
Assetfinance December (F) Limited	100.00		17
Assetfinance December (H) Limited	100.00		17
Assetfinance December (M) Limited	100.00		17
Assetfinance December (P) Limited	100.00		17
Assetfinance December (R) Limited	100.00		17
Assetfinance June (A) Limited	100.00		17
Assetfinance June (D) Limited	100.00		17
Assetfinance Limited	100.00		17
Assetfinance March (B) Limited	100.00		18
Assetfinance March (D) Limited	100.00		17
Assetfinance March (F) Limited	100.00		17
Assetfinance September (F) Limited	100.00		17
Assetfinance September (G) Limited	100.00		17
B&Q Financial Services Limited	100.00		19
Banco Nominees (Guernsey) Limited	100.00		9, 20
Banco Nominees 2 (Guernsey) Limited	100.00		20
Banco Nominees Limited	100.00		21
Bank of Bermuda (Cayman) Limited	100.00		22
Beau Soleil Limited Partnership	n/a		7, 9, 23
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 24
Beneficial Company LLC	100.00		25
Beneficial Consumer Discount Company	100.00		26
Beneficial Financial I Inc.	100.00		27
Beneficial Florida Inc.	100.00		25
Beneficial Homeowner Service Corporation	100.00		25
Beneficial Kentucky Inc.	100.00		25
Beneficial Loan & Thrift Co.	100.00		25
Beneficial Louisiana Inc.	100.00		25
Beneficial Maine Inc.	100.00		25
Beneficial Massachusetts Inc.	100.00		25
Beneficial Michigan Inc.	100.00		25
Beneficial New Hampshire Inc.	100.00		25
Beneficial Oregon Inc.	100.00		25
Beneficial Rhode Island Inc.	100.00		25
Beneficial South Dakota Inc.	100.00		25
Beneficial Tennessee Inc.	100.00		28
Beneficial West Virginia, Inc.	100.00		29
Beneficial Wyoming Inc.	100.00		30
BFC Insurance Agency of Nevada	100.00		223
Billingsgate Nominees Limited	100.00		17
Cal-Pacific Services, Inc.	100.00		27
Canada Crescent Nominees (UK) Limited	100.00		17
Canada Square Nominees (UK) Limited	100.00		17
Canada Square Property Participations Limited	100.00		17
Canada Water Nominees (UK) Limited	100.00		17
Capco/Cove, Inc.	100.00		31
Card-Flo #1, Inc.	100.00		32
Card-Flo #3, Inc.	100.00		25
Cayman International Finance Limited	100.00		33
CC&H Holdings LLC	100.00		34
CCF Charterhouse GmbH & Co Asset Leasing KG (In Liquidation)	100.00	(99.99)	35
CCF Charterhouse GmbH (in Liquidation)	100.00	(99.99)	4, 35
CCF Holding (LIBAN) S.A.L. (in liquidation)	74.99		1, 36
CCF & Partners Asset Management Limited	99.99		17
Charterhouse Administrators ( D.T.) Limited	100.00	(99.99)	9, 17
Charterhouse Development Limited	100.00		17
Charterhouse Management Services Limited	100.00	(99.99)	9, 17
Charterhouse Pensions Limited	100.00		17

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Chongqing Dazu HSBC Rural Bank Company Limited	(100.00)		12, 37
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 38
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 39
CL Residential Limited (in liquidation)	100.00		40
COIF Nominees Limited	100.00		17
Cordico Management AG	100.00		41
Corhold Limited (in liquidation)	100.00		42
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 43
Decision One Mortgage Company, LLC	100.00		44
Dem 5	100.00	(99.99)	4, 9, 45
Dem 9	100.00	(99.99)	4, 9, 45
Dempar 1	100.00	(99.99)	4, 9, 46
Dempar 4	100.00	(99.99)	9, 46
Desarrollo Turistico, S.A. de C.V.	99.99		9, 16
Ellenville Holdings, Inc.	100.00		31
Elysees GmbH (in Liquidation)	100.00	(99.99)	35
Elysées Immo Invest	100.00	(99.99)	4, 47
EMTT Limited (in liquidation)	100.00		17
Equator Holdings Limited (in liquidation)	100.00		17
Eton Corporate Services Limited	100.00		20
Far East Leasing SA	100.00		48
Fdm 5 SAS	100.00	(99.99)	4, 9, 45
FEPC Leasing Ltd.	100.00		49
Finanpar 2	100.00	(99.99)	4, 9, 47
Finanpar 7	100.00	(99.99)	4, 9, 47
Flandres Contentieux S.A.	100.00	(99.99)	1, 4, 9, 50
Foncière Elysées	100.00	(99.99)	4, 9, 46
Forward Trust Rail Services Limited	100.00		17
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 51
Fulcher Enterprises Company Limited	100.00	(62.14)	52
Fundacion HSBC, A.C.	99.99		1, 9, 11, 16
Gesellschaft fur Industrielle Beteiligungen und Finanzierung mbH	100.00	(80.67)	9, 53
Gesico International SA (in liquidation)	100.00		54
Giller Ltd.	100.00		31
GPIF Co-Investment, LLC	80.00		25
GPIF-I Equity Co., Ltd.	100.00		8, 22
GPIF-I Finance Co., Ltd	100.00		8, 22
Griffin International Limited	100.00		17
Grupo Financiero HSBC, S. A. de C. V.	99.99		9, 16
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 55
GZ Guyerzeller Corporation (in liquidation)	100.00		129
Hang Seng (Nominee) Limited	100.00	(62.14)	52
Hang Seng Bank (China) Limited	100.00	(62.14)	12, 57
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	52
Hang Seng Bank Limited	62.14		52
Hang Seng Bullion Company Limited	100.00	(62.14)	52
Hang Seng Credit Limited	100.00	(62.14)	52
Hang Seng Data Services Limited	100.00	(62.14)	52
Hang Seng Finance Limited	100.00	(62.14)	52
Hang Seng Financial Information Limited	100.00	(62.14)	52
Hang Seng Futures Limited	100.00	(62.14)	52
Hang Seng Indexes Company Limited	100.00	(62.14)	52
Hang Seng Insurance Company Limited	100.00	(62.14)	52
Hang Seng Investment Management Limited	100.00	(62.14)	52
Hang Seng Investment Services Limited	100.00		52
Hang Seng Life Limited	100.00		52
Hang Seng Real Estate Management Limited	100.00		52
Hang Seng Securities Limited	100.00		52

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Hang Seng Security Management Limited	100.00		52
Haseba Investment Company Limited	100.00		52
HFC Bank Limited (in liquidation)	100.00		40
HFC Company LLC	100.00		25
High Time Investments Limited	100.00	(62.14)	52
HITG Administration GmbH	100.00		58
Honey Green Enterprises Ltd.	100.00		59
Hongkong International Trade Finance (Holdings) Limited (in liquidation)	100.00		17
Household Capital Markets LLC	100.00		25
Household Commercial Financial Services, Inc.	100.00		26
Household Finance Consumer Discount Company	100.00		25
Household Finance Corporation II	100.00		25
Household Finance Corporation III	100.00		25
Household Finance Corporation of Alabama	100.00		224
Household Finance Corporation of California	100.00		25
Household Finance Industrial Loan Company of Iowa	100.00		225
Household Finance Realty Corporation of Nevada	100.00		25
Household Finance Realty Corporation of New York	100.00		25
Household Financial Center Inc.	100.00		25
Household Industrial Finance Company	100.00		226
Household Insurance Group Holding Company	100.00		227
Household International Europe Limited (in liquidation)	100.00		3, 40
Household Pooling Corporation	100.00		60
Household Realty Corporation	100.00		25
HRMG Nominees Limited	100.00		20
HSBC (BGF) Investments Limited	100.00		17
HSBC (BVI) Limited (in liquidation)	100.00		56
HSBC (General Partner) Limited	100.00		2, 61
HSBC (Guernsey) GP PCC Limited	100.00		1, 20
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		62
HSBC (Malaysia) Trustee Berhad	100.00		63
HSBC (Singapore) Nominees Pte Ltd	100.00		64
HSBC Administradora de Inversiones S.A.	100.00	(99.65)	65
HSBC Agency (India) Private Limited	100.00		66
HSBC Alpha Funding (UK) Holdings LP (in liquidation)	n/a		7, 67
HSBC Alternative Investments Limited	100.00		17
HSBC Amanah Malaysia Berhad	100.00		62
HSBC Amanah Takaful (Malaysia) Berhad	49.00		56, 62
HSBC Americas Corporation (Delaware)	100.00		25
HSBC Argentina Holdings S.A.	100.00		68
HSBC Asia Holdings (UK) Limited	100.00		17
HSBC Asia Holdings B.V.	100.00		3, 17
HSBC Asia Holdings Limited	100.00		2, 69
HSBC Asia Pacific Holdings (UK) Limited	100.00		17
HSBC Asset Finance (UK) Limited	100.00		17
HSBC Asset Finance Holdings Limited	100.00		17
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		17
HSBC Asset Management (India) Private Limited	100.00	(99.99)	3, 9, 70
HSBC Assurances Vie (France)	100.00	(99.99)	4, 9, 50
HSBC Australia Holdings Pty Limited	100.00		15
HSBC Bank (Chile)	100.00	(99.99)	9, 71
HSBC Bank (China) Company Limited	100.00		12, 72
HSBC Bank (General Partner) Limited	100.00		61
HSBC Bank (Mauritius) Limited	72.95		73
HSBC Bank (RR) (Limited Liability Company)	100.00		13, 74
HSBC Bank (Singapore) Limited	100.00		64
HSBC Bank (Taiwan) Limited	100.00		75

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Bank (Uruguay) S.A.	100.00		76
HSBC Bank (Vietnam) Ltd.	100.00		77
HSBC Bank A.S.	100.00		78
HSBC Bank Argentina S.A.	100.00	(99.99)	79
HSBC Bank Armenia cjsc	70.00		80
HSBC Bank Australia Limited	100.00		15
HSBC Bank Bermuda Limited	100.00		21
HSBC Bank Canada	100.00		81
HSBC Bank Capital Funding (Sterling 1) LP	100.00		7, 61
HSBC Bank Capital Funding (Sterling 2) LP	100.00		7, 61
HSBC Bank Egypt S.A.E	94.54		82
HSBC Bank International Limited	100.00		83
HSBC Bank Malaysia Berhad	100.00		62
HSBC Bank Malta p.l.c.	70.03		84
HSBC Bank Middle East Limited	100.00		5, 85
HSBC Bank Middle East Limited, Representative Office Morocco SARL	100.00		86
HSBC Bank Nominee (Jersey) Limited	100.00		83
HSBC Bank Oman S.A.O.G.	51.00		87
HSBC Bank Pension Trust (UK) Limited	100.00		17
HSBC Bank plc	100.00		2, 17
HSBC Bank Polska S.A.	100.00		3, 88
HSBC Bank USA, National Association	100.00		3, 89
HSBC Branch Nominee (UK) Limited	100.00		17
HSBC Brasil Holding S.A.	100.00		90
HSBC Brasil S.A. Banco De Investimento	100.00		90
HSBC Broking Forex (Asia) Limited	100.00		69
HSBC Broking Futures (Asia) Limited	100.00		69
HSBC Broking Futures (Hong Kong) Limited	100.00		69
HSBC Broking Nominees (Asia) Limited	100.00		69
HSBC Broking Securities (Asia) Limited	100.00		69
HSBC Broking Securities (Hong Kong) Limited	100.00		69
HSBC Broking Services (Asia) Limited	100.00		69
HSBC Canada Holdings (UK) Limited	100.00		17
HSBC Canadian Covered Bond (Legislative) GP Inc	100.00		199
HSBC Capital (Canada) Inc.	100.00		91
HSBC Capital (USA), Inc.	100.00		25
HSBC Capital Funding (Dollar 1) L.P.	100.00		61
HSBC Capital Limited	100.00		69
HSBC Card Services Inc.	100.00		25
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	99.99		9, 16
HSBC Cayman Services Limited	100.00		33
HSBC City Funding Holdings	100.00		17
HSBC Client Holdings Nominee (UK) Limited	100.00		17
HSBC Client Share Offer Nominee (UK) Limited	100.00		17
HSBC Columbia Funding, LLC	100.00		25
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		62
HSBC Corporate Finance (Hong Kong) Limited	100.00		69
HSBC Corporate Trustee Company (UK) Limited	100.00		17
HSBC Credit Center, Inc.	100.00		25
HSBC Custody Nominees (Australia) Limited	100.00		15
HSBC Custody Services (Guernsey) Limited	100.00		20
HSBC Daisy Investments (Mauritius) Limited	100.00		92
HSBC Diversified Loan Fund General Partner Sarl	100.00		93
HSBC Electronic Data Processing (Guangdong) Limited	100.00		12, 94
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		95
HSBC Electronic Data Processing (Philippines), Inc.	100.00		96
HSBC Electronic Data Processing India Private Limited	100.00		97

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		98
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		99
HSBC Enterprise Investment Company (UK) Limited	100.00		17
HSBC Epargne Entreprise (France)	100.00	(99.99)	4, 9, 50
HSBC Equator (UK) Limited (in liquidation)	100.00		17
HSBC Equipment Finance (UK) Limited	100.00		17
HSBC Equities (Luxembourg) S.a r.l. (in liquidation)	100.00		1, 100
HSBC Equity (UK) Limited	100.00		17
HSBC Europe B.V.	100.00		17
HSBC European Clients Depositary Receipts Nominee (UK) Limited (in liquidation)	100.00		17
HSBC Executor & Trustee Company (UK) Limited	100.00		17
HSBC Factoring (France)	100.00	(99.99)	4, 9, 46
HSBC Finance (Brunei) Berhad	100.00		101
HSBC Finance (Netherlands)	100.00		2, 17
HSBC Finance Corporation	100.00		25
HSBC Finance Limited	100.00		17
HSBC Finance Mortgages Inc.	100.00		102
HSBC Finance Transformation (UK) Limited	100.00		2, 17
HSBC Financial Services (Lebanon) s.a.l.	99.70		103
HSBC Financial Services (Middle East) Limited (In Liquidation)	100.00		104
HSBC Financial Services (Uruguay) S.A. (in liquidation)	100.00		105
HSBC France	99.99		4, 46
HSBC Fund Services (Korea) Limited	92.95		1, 106
HSBC Funding (UK) Holdings	100.00		17
HSBC Germany Holdings GmbH	100.00		53
HSBC Gestion (Monaco) SA	99.80		107
HSBC Global Asset Management (Bermuda) Limited	100.00		21
HSBC Global Asset Management (Canada) Limited	100.00		108
HSBC Global Asset Management (Deutschland) GmbH	100.00	(80.67)	9, 53
HSBC Global Asset Management (France)	100.00	(99.99)	4, 9, 109
HSBC Global Asset Management
(Hong Kong) Limited	100.00		23
HSBC Global Asset Management (International) Limited	100.00		110
HSBC Global Asset Management
(Japan) K. K.	100.00		111
HSBC Global Asset Management (Malta) Limited	100.00	(70.02)	112
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	99.99		9, 16
HSBC Global Asset Management (Oesterreich) GmbH	100.00	(80.67)	6, 9, 222
HSBC Global Asset Management (Singapore) Limited	100.00		64
HSBC Global Asset Management (Switzerland) AG	100.00	(90.33)	4, 9, 113
HSBC Global Asset Management (Taiwan) Limited	100.00		114
HSBC Global Asset Management (UK) Limited	100.00		17
HSBC Global Asset Management (USA) Inc.	100.00		115
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		116
HSBC Global Asset Management Limited	100.00		17
HSBC Global Custody Nominee (UK) Limited	100.00		17
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		17
HSBC Global Services (Hong Kong) Limited	100.00		69

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Global Services (UK) Limited	100.00		17
HSBC Global Services Limited	100.00		2, 17
HSBC Global Shared Services (India) Private Limited (in liquidation)	100.00	(99.99)	9, 66
HSBC Group Management Services Limited	100.00		17
HSBC Group Nominees UK Limited	100.00		1, 2, 17
HSBC Holdings B.V.	100.00		17
HSBC Home Equity Loan Corporation II	100.00		25
HSBC IM Pension Trust Limited	100.00		1, 17
HSBC Infrastructure Limited	100.00		17
HSBC INKA Investment-AG TGV	100.00	(80.67)	9, 14, 117
HSBC Inmobiliaria (Mexico), S.A. de C.V.	99.99		9, 16
HSBC Institutional Trust Services (Asia) Limited	100.00		69
HSBC Institutional Trust Services (Bermuda) Limited	100.00		118
HSBC Institutional Trust Services (Ireland) DAC	100.00		119
HSBC Institutional Trust Services (Mauritius) Limited	100.00		120
HSBC Institutional Trust Services (Singapore) Limited	100.00		64
HSBC Insurance (Asia) Limited	100.00		121
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		122
HSBC Insurance (Bermuda) Limited	100.00		21
HSBC Insurance (Singapore) Pte. Limited	100.00		64
HSBC Insurance Agency (USA) Inc.	100.00		123
HSBC Insurance Brokers (Philippines) Inc	100.00	(99.99)	9, 124
HSBC Insurance Brokers (Taiwan) Limited	100.00		125
HSBC Insurance Holdings Limited	100.00		2, 17
HSBC Insurance Management Services Limited (in liquidation)	100.00		126
HSBC Insurance Services (Lebanon) S.A.L. (in liquidation)	97.70		9, 127
HSBC Insurance Services Holdings Limited	100.00		17
HSBC International Finance Corporation (Delaware)	100.00		128
HSBC International Financial Services (UK) Limited (in liquidation)	100.00		17
HSBC International Holdings (Jersey) Limited	100.00		83
HSBC International Nominees Limited	100.00		1, 129
HSBC International Trade Finance Limited (in liquidation)	100.00		40
HSBC International Trustee (BVI) Limited	100.00		10, 130
HSBC International Trustee (Holdings) Pte. Limited	100.00		64
HSBC International Trustee Limited	100.00		129
HSBC Inversiones S.A.	99.99		9, 71
HSBC Inversiones y Servicios Financieros Limitada	100.00	(99.99)	9, 71
HSBC InvestDirect (India) Limited	99.99	(99.54)	131
HSBC InvestDirect Financial Services (India) Limited	100.00	(99.54)	9, 131
HSBC InvestDirect Sales & Marketing (India) Limited	99.99	(98.54)	9, 66
HSBC InvestDirect Securities (India) Private Limited	99.99	(99.61)	9, 131
HSBC Investment Bank Holdings B.V.	100.00		17
HSBC Investment Bank Holdings Limited	100.00		17
HSBC Investment Funds (Canada) Inc.	100.00		108
HSBC Investment Funds (Hong Kong) Limited	100.00		23
HSBC Investment Funds (Luxembourg) SA	100.00		100
HSBC Investments (Bahamas) Limited (in liquidation)	100.00		133
HSBC Invoice Finance (UK) Limited	100.00		134
HSBC Iris Investments (Mauritius) Ltd	100.00		92
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		17

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		17
HSBC Land Title Agency (USA) LLC	100.00	(55.00)	135
HSBC Latin America B.V.	100.00		17
HSBC Latin America Holdings (UK) Limited	100.00		2, 17
HSBC Leasing (Asia) Limited	100.00		69
HSBC Leasing (France)	100.00	(99.99)	4, 9, 45
HSBC Life (International) Limited	100.00		118
HSBC Life (UK) Limited	100.00		17
HSBC Life Assurance (Malta) Limited	100.00	(70.02)	112
HSBC Lodge Funding (UK) Holdings	100.00		17
HSBC LU Nominees Limited	100.00		17
HSBC Management (Guernsey) Limited	100.00		20
HSBC Markets (USA) Inc.	100.00		25
HSBC Marking Name Nominee (UK) Limited	100.00		17
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		16
HSBC Middle East Finance Company Limited	100.00	(80.00)	136
HSBC Middle East Holdings B.V.	100.00		2, 17
HSBC Middle East Leasing Partnership	n/a		7, 9, 137
HSBC Middle East Securities L.L.C	49.00		56, 138
HSBC Mortgage Corporation (Canada)	100.00		81
HSBC Mortgage Corporation (USA)	100.00		25
HSBC Mortgage Services Inc.	100.00		25
HSBC Nominees (Asing) Sdn Bhd	100.00		62
HSBC Nominees (Hong Kong) Limited	100.00		69
HSBC Nominees (New Zealand) Limited	100.00		139
HSBC Nominees (Tempatan) Sdn Bhd	100.00		62
HSBC North America Holdings Inc.	100.00		25
HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri	100.00	(99.99)	140
HSBC Overseas Holdings (UK) Limited	100.00		2, 17
HSBC Overseas Investments Corporation (New York)	100.00		141
HSBC Overseas Nominee (UK) Limited	100.00		17
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	9, 68
HSBC PB Corporate Services 1 Limited	100.00		142
HSBC PB Services (Suisse) SA	100.00		143
HSBC Pension Trust (Ireland) DAC	100.00		119
HSBC Pensiones, S.A.	99.99		9, 144
HSBC PI Holdings (Mauritius) Limited	100.00		120
HSBC Portfoy Yonetimi A.S.	100.00	(99.98)	9, 145
HSBC Preferential LP (UK)	100.00		17
HSBC Private Bank (C.I.) Limited	100.00		20
HSBC Private Bank (Luxembourg) S.A.	100.00		100
HSBC Private Bank (Monaco) SA	100.00		4, 107
HSBC Private Bank (Suisse) SA	100.00		143
HSBC Private Bank (UK) Limited	100.00		17
HSBC Private Bank International	100.00		132
HSBC Private Banking Holdings (Suisse) SA	100.00		143
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		142
HSBC Private Equity Advisors LLC	100.00		25
HSBC Private Equity Investments (UK) Limited	100.00		17
HSBC Private Trustee (Hong Kong) Limited	100.00		69
HSBC Private Wealth Services (Canada) Inc.	100.00		108
HSBC Professional Services (India) Private Limited	100.00		66
HSBC Property (UK) Limited	100.00		17
HSBC Property Funds (Holding) Limited	100.00		17
HSBC Property Funds Investment Limited (in liquidation)	100.00		40
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		69
HSBC Qianhai Securities Limited	100.00	(51.00)	1, 12, 146
HSBC Rail (UK) Limited	100.00		17
HSBC Real Estate Leasing (France)	99.00		4, 9, 50
HSBC Realty Credit Corporation (USA)	100.00		25

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC REIM (France)	100.00	(99.99)	4, 9, 50
HSBC Representative Office (Nigeria) Limited	100.00		147
HSBC Retail Services Inc.	100.00		25
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 17
HSBC Savings Bank (Philippines) Inc.	99.99		148
HSBC Securities (Asia) Limited	100.00		69
HSBC Securities (B) Berhad	100.00		1, 101
HSBC Securities (Canada) Inc.	100.00		149
HSBC Securities (Egypt) S.A.E.	100.00	(94.65)	82
HSBC Securities (Japan) Limited	100.00		17
HSBC Securities (Philippines) Inc.	99.99		1, 9, 150
HSBC Securities (Singapore) Pte Limited	100.00		64
HSBC Securities (South Africa) (Pty) Limited	100.00		151
HSBC Securities (Taiwan) Corporation Limited	100.00		75
HSBC Securities (USA) Inc.	100.00		25
HSBC Securities and Capital Markets (India) Private Limited	99.99		9, 66
HSBC Securities Asia International Nominees Limited	100.00		152
HSBC Securities Asia Nominees Limited	100.00		69
HSBC Securities Brokers (Asia) Limited	100.00		69
HSBC Securities Investments (Asia) Limited	100.00		69
HSBC Securities Services (Bermuda) Limited	100.00		118
HSBC Securities Services (Guernsey) Limited	100.00		20
HSBC Securities Services (Ireland) DAC	100.00		119
HSBC Securities Services (Luxembourg) S.A.	100.00		100
HSBC Securities Services (USA) Inc.	100.00		153
HSBC Securities Services Holding Limited	100.00		129
HSBC Securities Services Holdings (Ireland) DAC	100.00		119
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	9, 68
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	9, 68
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	99.99		3, 9, 144
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		154
HSBC Services (France)	100.00	(99.99)	4, 9, 46
HSBC Services Japan Limited	100.00		133
HSBC Servicios Financieros, S.A. de C.V.	99.99		9, 16
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	99.99		9, 16
HSBC SFH (France)	100.00	(99.99)	4, 9, 50
HSBC Software Development (Canada) Inc	100.00		155
HSBC Software Development (Guangdong) Limited	100.00		12, 156
HSBC Software Development (India) Private Limited	100.00		157
HSBC Software Development (Malaysia) Sdn Bhd	100.00		95
HSBC Specialist Investments Limited	100.00		17
HSBC Stockbroker Services (Client Assets) Nominees Limited	100.00		17
HSBC Stockbrokers Nominee (UK) Limited	100.00		17
HSBC Taxpayer Financial Services Inc.	100.00		25
HSBC Technology & Services (China) Limited	100.00		12, 158
HSBC Technology & Services (USA) Inc.	100.00		25
HSBC TFS I 2005 LLC	100.00		32
HSBC Transaction Services GmbH	100.00		6, 159
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(80.67)	100
HSBC Trinkaus & Burkhardt AG	100.00	(80.67)	14, 53
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(80.67)	53
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00	(80.67)	53
HSBC Trinkaus Family Office GmbH	100.00	(80.67)	6, 53
HSBC Trinkaus Immobilien Beteiligungs KG	100.00	(80.67)	53
HSBC Trinkaus Real Estate GmbH	100.00	(80.67)	6, 53
HSBC Trust Company (Canada)	100.00		81

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Trust Company (Delaware), National Association	100.00		1, 160
HSBC Trust Company (UK) Limited	100.00		17
HSBC Trust Company AG	100.00		41
HSBC Trustee (C.I.) Limited	100.00		142
HSBC Trustee (Cayman) Limited	100.00		161
HSBC Trustee (Guernsey) Limited	100.00		20
HSBC Trustee (Hong Kong) Limited	100.00		69
HSBC Trustee (Mauritius) Limited (in liquidation)	100.00		162
HSBC Trustee (Singapore) Limited	100.00		64
HSBC UK Bank plc	100.00		17
HSBC UK Holdings Limited	100.00		2, 17
HSBC USA Inc.	100.00		141
HSBC Valores S.A.	100.00	(99.99)	9, 163
HSBC Violet Investments (Mauritius) Limited	100.00		92
HSBC Wealth Client Nominee Limited	100.00		17
HSBC Yatirim Menkul Degerler A.S.	99.99	(99.98)	9, 145
HSI Asset Securitization Corporation	100.00		25
HSI International Limited	100.00	(62.14)	52
HSIL Investments Limited	100.00		17
Hubei Macheng HSBC Rural Bank Company Limited	100.00		12, 164
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		12, 165
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		12, 166
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		12, 167
Imenson Limited	100.00	(62.14)	52
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(80.67)	159
Inmobiliaria Banci, S.A. de C.V.	100.00	(98.91)	3, 16
Inmobiliaria Bisa, S.A. de C.V.	100.00	(99.99)	9, 16
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	9, 16
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	3, 9, 16
IRERE Property Investments (French Offices) Sarl	100.00		168
James Capel & Co. Limited	100.00		17
James Capel (Channel Islands) Nominees Limited	100.00		110
James Capel (Nominees) Limited	100.00		17
James Capel (Second Nominees) Limited (in liquidation)	100.00		17
James Capel (Taiwan) Nominees Limited	100.00		17
John Lewis Financial Services Limited	100.00		17
Keyser Ullmann Limited	100.00	(99.99)	9, 17
Kings Meadow Nominees Limited	100.00		169
Legend Estates Limited	100.00		17
Lion Corporate Services Limited	100.00		69
Lion International Corporate Services Limited	100.00		129
Lion International Management Limited	100.00		129
Lion Management (Hong Kong) Limited	100.00		69
Lyndholme Limited	100.00		69
Marks and Spencer Financial Services plc	100.00		169
Marks and Spencer Retail Financial Services Holdings Limited	100.00		169
Marks and Spencer Savings and Investments Limited	100.00		169
Marks and Spencer Unit Trust Management Limited	100.00		169
Maxima S.A. AFJP (in liquidation)	100.00	(99.98)	68
Mercantile Company Limited	100.00		17
Mexicana de Fomento, S.A. de C.V.	99.80		16
Midcorp Limited	100.00		17
Midland Bank (Branch Nominees) Limited	100.00		17
Midland Nominees Limited	100.00		17
MIL (Cayman) Limited	100.00		33
MW Gestion SA	100.00		68

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Promocion en Bienes Raices, S.A. de C.V.	100.00	(99.19)	3, 9, 16
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		17
PT Bank HSBC Indonesia	100.00	(98.93)	170
PT HSBC Sekuritas Indonesia	100.00	(85.00)	171
R/CLIP Corp.	100.00		25
Republic Nominees Limited	100.00		20
Republic Overseas Capital Corporation	100.00		123
RLUKREF Nominees (UK) One Limited	100.00		17
RLUKREF Nominees (UK) Two Limited	100.00		17
S.A.P.C. - Ufipro Recouvrement	100.00	(99.97)	11, 45
Saf Baiyun	100.00	(99.99)	4, 9, 47
Saf Chang Jiang	100.00	(99.99)	4, 9, 47
Saf Chang Jiang Shi Liu	100.00	(99.99)	4, 9, 47
Saf Chang Jiang Shi Wu	100.00	(99.99)	1, 4, 9, 47
Saf Guangzhou	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Yi	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Ba	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Er	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Jiu	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Liu	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Qi	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang San	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Ba	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Er	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Jiu	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Liu	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Qi	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Wu	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shiyi	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Wu	100.00	(99.99)	4, 9, 47
Samada Limited	100.00		142
SAS Bosquet-Audrain	100.00	(94.90)	1, 4, 221
SAS Cyatheas Pasteur	100.00	(94.93)	1, 4, 45
SAS Orona	100.00	(94.92)	1, 4, 220
SCI HSBC Assurances Immo	100.00	(99.99)	1, 9, 11, 50
Secondary Club Deal I GP Limited	100.00		20
Secondary Club Deal II GP Limited	100.00		20
SFSS Nominees (Pty) Limited	100.00		151
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		12, 172
Sico Limited	100.00		173
SNC Dorique	100.00	(99.99)	1,9,11,174
SNC Kerouan	100.00	(99.99)	1, 9, 11, 47
SNC Les Mercuriales	100.00	(99.99)	1, 9, 11, 47
SNC Les Oliviers D'Antibes	59.99		11, 50
SNC Makala	100.00	(99.99)	1,9,11,47
SNC Nuku-Hiva Bail	100.00	(99.99)	1,9,11,47
SNCB/M6 - 2008 A	100.00	(99.99)	1, 4, 9, 47
SNCB/M6-2007 A	100.00	(99.99)	1, 4, 9, 47
SNCB/M6-2007 B	100.00	(99.99)	1, 4, 9, 47
Societe CCF Finance Moyen-Orient S.A.L.	96.64	(99.99)	4, 9, 36
Société Financière et Mobilière	100.00	(99.99)	4, 9, 46
Société Française et Suisse	100.00	(99.99)	4, 9, 47
Societe Immobiliere Atlas S.A.	100.00		143
Somers Dublin DAC	100.00		119
Somers Nominees (Far East) Limited	100.00		118
Sopingest	100.00	(99.99)	4, 9, 47
South Yorkshire Light Rail Limited	100.00		17
SPE 1 2005 Manager Inc.	100.00		32
St Cross Trustees Limited	100.00		17
Sun Hung Kai Development (Lujiazui III) Limited	100.00		12, 175
Swan National Leasing (Commercials) Limited	100.00		17
Swan National Limited	100.00		17

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Tasfiye Halinde HSBC Internet ve Telekomunikasyon Hizmetleri Anonim Sirketi (in liquidation)	100.00	(99.99)	176
Tempus Management AG (in liquidation)	100.00		41
Thasosfin	100.00	(99.99)	4, 9, 50
The Hongkong and Shanghai Banking Corporation Limited	100.00		69
The Venture Catalysts Limited	100.00		17
Timberlink Settlement Services (USA) Inc.	100.00		25
TKM International Limited (in liquidation)	100.00		17
Tooley Street View Limited	100.00		1, 2, 17
Tower Investment Management	100.00		177
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00	(80.67)	53
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00	(80.67)	6, 53
Trinkaus Canada Immobilien-Fonds Nr. 1 Verwaltungs-GmbH	100.00	(80.67)	53
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(80.67)	53
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(80.67)	6, 53
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(80.67)	6, 53
Trinkaus Private Equity Management GmbH	100.00	(80.67)	53
Trinkaus Private Equity Verwaltungs GmbH	100.00	(80.67)	6, 53
Tropical Nominees Limited	100.00		33
Turnsonic (Nominees) Limited	100.00		17
Vadep Holding AG (in liquidation)	100.00		178
Valeurs Mobilières Elysées	100.00	(99.99)	4, 9, 179
Vintage 2016 HV GP Limited (in liquidation)	100.00		20
Vintage 2016 KKR GP Limited (in liquidation)	100.00		20
Vintage 2017 Athyrium GP Limited (in liquidation)	100.00		20
Vintage I Secondary GP Limited (in liquidation)	100.00		20
Vintage III Special Situations GP Limited (in liquidation)	100.00		20
Wardley Limited	100.00		69
Wayfoong Credit Limited	100.00		69
Wayfoong Finance Limited	100.00		69
Wayfoong Nominees Limited	100.00		69
Wayhong (Bahamas) Limited (in liquidation)	100.00		116
Westminster House, LLC	100.00		25
Woodex Limited	100.00		21
Yan Nin Development Company Limited	62.14		52

Joint Ventures
The undertakings below are Joint Ventures and equity accounted.

Joint Ventures	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HCM Holdings Limited	50.99		40
House Network Sdn Bhd	25.00		180
HSBC Jintrust Fund Management Company Limited	49.00		12, 181
HSBC Kingdom Africa Investments (Cayman) Limited	50.00		182
HSBC Life Insurance Company Limited	50.00		183
ProServe Bermuda Limited	50.00		184
Vaultex UK Limited	50.00		186
HSBC Saudi Arabia	49.40	(69.40)	201

Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	56, 188
Barrowgate Limited	24.64	189
BGF Group Limited	24.38	190
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited	26.00	191
CFAC Payment Scheme Limited	33.33	192
Chemi and Cotex Industries Limited	33.99	195
Corsair IV Financial Services Capital Partners	n/a	7, 219
Electronic Payment Services Company (Hong Kong) Limited	19.33	56, 69
EPS Company (Hong Kong) Limited	40.58	69
Guangzhou GuangZheng Hang Seng Securities Advisory Co. Ltd.	33.00	217
GZHS Research Co Ltd	20.50	197
Hang Seng Qianhai Fund Management Company Limited	43.50	9, 12, 198
HSBC Mortgage LLP	n/a	7, 200
HSBC TFS II 2005 LLC	20.00	32
InfraRed NF China Real Estate Investments LP	n/a	7, 214
Jeppe Star Limited	33.99	187
MENA Infrastructure Fund (GP) Ltd	33.33	203
Northstar Trade Finance Inc.	20.88	205
Novo Star Limited	33.99	206
PEF 2005 (A) & (D) Limited Partnership	n/a	7, 216
PEF 2010 (A) Limited Partnership	n/a	7, 216
Peregrine Capital Services Ltd	33.46	218
Quantexa Limited	10.00	56, 212
Services Epargne Entreprise SAS	14.35	56, 215
The London Gold Market Fixing Limited	25.00	210
The Saudi British Bank	40.00	211
Vizolution Limited	17.95	56, 213

Footnotes for Note 37
1
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Holdings plc
3	Preference Shares
Description of Shares
4	Actions
5	Redeemable Preference Shares
6	GmbH Anteil
7	This undertaking is a partnership and does not have share capital
8	Liquidating Share Class
9	In the prior period the Group disclosed the immediate parent company’s interest in this undertaking
10	Non-Participating Voting Shares
11	Parts
12	Registered Capital Shares
13	Russian Limited Liability Company Shares
14	Stückaktien

Registered Offices
15	Level 36 Tower 1 International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
16	Paseo de la Reforma 347, Col. Cuauhtemoc, Mexico, 06500
17	8 Canada Square, London, United Kingdom, E14 5HQ
18	5 Donegal Square South, Belfast, Northern Ireland, BT1 5JP
19	Camden House West The Parade, Birmingham, United Kingdom, B1 3PY
20	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
21	37 Front Street, Hamilton, Bermuda, HM 11
22	PO Box 513 HSBC House, 68 West Bay Road, George Town, Grand Cayman, Cayman Islands, KY1-1106
23	HSBC Main Building 1 Queen's Road Central, Hong Kong
24	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
25	c/o The Corporation Trust Company 1209 Orange Street, Wilmington, Delaware, United States, 19801
26	CT Corporation System 1515 Market Street, Registered Office, Philadelphia, Pennsylvania, United States, 19102
27	CT Corporation System 800 S. Figueroa, Los Angeles, California, United States, 90017
28	CT Corporation System 530 Gay Street, Knoxville, Tennessee, United States, 37902
29	CT Corporation System Secretary of State, 707 Virginia Street East, Charleston, West Virginia, United States, 25301
30	CT Corporation System 1720 Carey Avenue, Cheyenne, Wyoming, United States, 82001
31	95 Washington Street, Buffalo, New York, United States, 14203
32	1209 Orange Street, Wilmington, Delaware, United States, 19801
33	PO Box 1109 HSBC House, 68 West Bay Road, George Town, Grand Cayman, Cayman Islands, KY1-1102
34	Corporation Service Company 251 Little Falls Drive, Wilmington, Delaware, United States, 19808
35	Unsoeldstrasse 2, Munich, Germany, 80538
36	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, PO Box 17 5476 Mar Michael 11042040, Beyrouth, Lebanon
37	No 1, Bei Huan East Road Dazu County, Chongqing, China
38	No 107, Ping Du Avenue (E), Sanhe Town, Fengdu County, Chongqing, China
39	No. 3, 5, 7, Haitang Erzhi Road Changyuan, Rongchang, Chongqing, China, 402460
40	Hill House 1 Little New Street, London, United Kingdom, EC4A 3TR
41	Bederstrasse 49, Zurich, Switzerland, CH-8002
42	Rawlinson and Hunter Limited Woodbourne Hall, PO Box 3162, Road Town, Tortola, British Virgin Islands, VG1110
43	15 Rue GFirst & Second Floor, No.3 Nanshan Road, Pulandian, Dalian, Liaoning, China uynemer BP 412 Noumea 98845 Nouvelle Calédonie
44	CT Corporation System 225 Hillsborough Street, Raleigh, North Carolina, United States, 27603
45	39 rue de Bassano, Paris, France, 75008
46	103 avenue des Champs-Elysées, Paris, France, 75008
47	64 rue Galilée, Paris, France, 75008

Registered Offices
48	MMG Tower, 23 floor Ave. Paseo del Mar Urbanizacion Costa del Este, Panama
49	Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands
50	15 rue Vernet, Paris, France, 75008
51	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
52	83 Des Voeux Road Central, Hong Kong
53	Königsallee 21/23, Düsseldorf, Germany, 40212
54	Bufete Tapia, PO Box 7412, Panama, Panama, 5
55	No. 44, Xin Ping Road Central, Encheng, Enping, Guangdong, China, 529400
56	HSBC Holdings plc exercises control or significant influence over this undertaking notwithstanding its equity interest
57	34/F and 36/F, Hang Seng Bank Tower, 1000 Lujiazui Ring Road 27/F, Shanghai Stock Exchange Bldg, 528 Pudong South Road, Shanghai, Shanghai, China, 200120
58	11-17 Ludwig-Erhard-Str., Hamburg, Germany, 20459
59	Akara Bldg. 24 De Castro Street, Wickhams Cay I, Road Town, Tortola, British Virgin Islands
60	The Corporation Trust Company of Nevada 311 S. Division Street, Carson City, Nevada, United States, 89703
61	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
62	10th Floor, North Tower 2 Leboh Ampang, Kuala Lumpur, Malaysia, 50100
63	13th Floor, South Tower 2 Leboh Ampang, Kuala Lumpur, Malaysia, 50100
64	21 Collyer Quay #13-02 HSBC Building, Singapore, 049320
65	Bouchard 557, Piso 18°, Cdad. Autónoma de Buenos Aires, Argentina, 1106
66	52/60 M G Road, Fort, Mumbai, India, 400 001
67	PO Box 513 HSBC House, 68 West Bay Road, George Town, Grand Cayman, Cayman Islands, KY1-1102
68	Florida 229, 10°, Ciudad de Buenos Aires, Argentina, C1005AAE
69	1 Queen's Road Central, Hong Kong
70	3rd Floor, Merchantile Bank Chamber 16, Veer Nariman Road, Fort, Mumbai, India, 400001
71	Isidora Goyenechea 2800, 23rd floor, Las Condes, Santiago, Chile, 7550647
72	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
73	6th floor, HSBC Centre, 18, Cybercity, Ebene, Mauritius
74	2 Paveletskaya square, building 2, Moscow, Russian Federation, 115054
75	13F-14F, 333 Keelung Road, Sec.1, Taipei, 110
76	Rincon 391, Montevideo, Uruguay, 11000
77	The Metropolitan 235 Dong Khoi Street, District 1, Ho Chi Minh City, Vietnam
78	Esentepe mah. Büyükdere Caddesi No.128 Istanbul 34394, Turkey
79	Florida 201, 10°, Ciudad de Buenos Aires, Argentina, C1005AAE
80	66 Teryan street, Yerevan, Armenia, 0009
81	885 West Georgia Street Suite 300, Vancouver, British Columbia, Canada, V6C 3E9
82	306 Corniche El Nil, Maadi, Egypt, 11728
83	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
84	116 Archbishop Street, Valletta, Malta
85	Level 1, Building No. 8, Gate Village Dubai International Financial Centre, PO Box 502601, United Arab Emirates
86	Tour Crystal 1 10EME Etage BD Al Mohades, Casablanca, Morocco
87	Al Khuwair Office PO Box 1727 PC111 CPO Seeb, Muscat, Oman
88	Rondo ONZ 1, Warsaw, Poland, 00-124
89	1800 Tysons Boulevard Suite 50, McLean, Virginia, United States, 22102
90	Rua Funchal, nº 160, SP Corporate Towers, Torre Norte, 19° andar, cj 191A - Parte, São Paulo, Brazil, 04551-060
91	300, 885 West Georgia Street, Vancouver, British Columbia, Canada, V6C 3E9
92	c/o Kross Border Trust Services Limited St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius
93	49 avenue J.F. Kennedy, Luxembourg, Luxembourg, 1855
94	4-17/F, Office Tower 2 TaiKoo Hui, No. 381 Tian He Road, Tian He District, Guangzhou, Guangdong, China
95	Suite 1005, 10th Floor, Wisma Hamzah Kwong Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
96	HSBC, Filinvest One Bldg, Northgate Cyberzone, Filinvest Corporate City, Alabang, Muntinlupa City, Philippines
97	HSBC House Plot No.8, Survey No.64 (Part), Hightec City Layout Madhapur, Hyderabad, India, 500081
98	439, Sri Jayawardenapura Mawatha Welikada, Rajagiriya, Colombo, Sri Lanka

Registered Offices
99	Smart Village 28th Km Cairo- Alexandria Desert Road Building, Cairo, Egypt
100	16 Boulevard d'Avranches, Luxembourg, L-1160
101	HSBC Chambers, Corner of Jalan Sultan / Jalan Pemancha , Bandar Seri Begawan, Brunei Darussalam, BS8811
102	Suite 300, 3381 Steeles Avenue East, Toronto, Ontario, Canada, M2H 3S7
103	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street (facing Beirut Souks), PO Box Riad El Solh, Lebanon, 9597
104	3rd Floor, HSBC Bank Middle East Limited Building Al Souq Road, Bur Dubai, PO Box 4604, Dubai, United Arab Emirates
105	World Trade Center Montevideo Avenida Luis Alberto de Herrera 1248, Torre 1, Piso 15, Oficina 1502, Montevideo, Uruguay, CP 11300
106	Level 12, HSBC Building 37, Chilpae-ro, Jung-gu, Seoul, Korea, Republic of
107	17 avenue d'Ostende, Monaco, 98000
108	2910 Virtual Way, Vancouver, British Columbia, Canada, V5M 0B2
109	Immeuble Coeur Défense 110, Esplanade du Général de Gaulle- La défense 4, Courbevoie, France, 92400
110	HSBC House Esplanade, St. Helier, Jersey, JE4 8WP
111	HSBC Building 11-1, Nihonbashi 3-chome, Chuo-ku, Tokyo, Japan, 103-0027
112	80 Mill Street, Qormi, Malta, QRM 3101
113	Gartenstrasse 26, Zurich, Switzerland
114	24th Fl., 99, Sec.2, Tunhwa S. Rd., Taipei, Taiwan, Province of China
115	452 Fifth Avenue 7th floor, New York NY10018, United States
116	Mareva House 4 George Street, Nassau, Bahamas
117	Breite Str. 29/31, Düsseldorf, Germany, 40213
118	37 Front Street, Hamilton, Bermuda, HM 11
119	1 Grand Canal Square Grand Canal Harbour, Dublin 2, D02 P820, Ireland
120	HSBC Centre Eighteen, Cybercity, Ebene, Mauritius
121	18th Floor, Tower 1 HSBC Centre, 1 Sham Mong Road, Kowloon, Hong Kong
122	Level 32, HSBC Main Building 1 Queen's Road Central, Hong Kong
123	452 Fifth Avenue, New York NY10018, United States
124	9th Floor, HSBC Centre 3058 Fifth Avenue West, Bonifacio Global City, Taguig City, Philippines
125	16F 369 Zhongxiao East Road, Section 7 , Nangang District , Taipei, Taiwan, Province of China, 115
126	1 More London Place, London, United Kingdom, SE1 2AF
127	HSBC Building Minet El Hosn, Riad el Solh, Beirut 1107-2080, PO Box 11-1380, Lebanon
128	300 Delaware Avenue Suite 1400, Wilmington, Delaware, United States, 19801
129	Craigmuir Chambers, PO Box 71, Road Town, Tortola, British Virgin Islands
130	Woodbourne Hall, Road Town PO Box 916, Tortola, British Virgin Islands
131	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
132	1441 Brickell Avenue, Miami, Florida, United States 33131
133	MB&H Corporate Services Ltd Mareva House, 4 George Street, Nassau, Bahamas
134	21 Farncombe Road, Worthing, United Kingdom, BN11 2BW
135	3303 Express Drive North, Islandia, New York, United States, 11749
136	Shop 4 & 5 Ground Floor & Mezzanine, Bldg. of Hilal Salim Bin Tarraf, Al Wasel Area, Sheikh Zayed Road, PO Box 1956 Dubai, United Arab Emirates
137	Precinct Building 4, Level 3 Dubai International Financial Centre, Dubai, United Arab Emirates, PO BOX 506553
138	HSBC Bank Middle East Building - level 5, building 5, Emaar, Dubai, United Arab Emirates, 502601
139	HSBC House Level 9, One Queen Street, Auckland, New Zealand, 1010
140	Büyükdere Cad. No.122 D Blok Esentepe Sisli Istanbul, Turkey
141	c/o The Corporation Trust Incorporated 351 West Camden Street, Baltimore, Maryland, United States, 21201
142	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT
143	Quai des Bergues 9-17, Geneva, Switzerland, 1201
144	Paseo de la Reforma 359, 6th Floor, Mexico, 06500
145	Büyükdere Cad. No.128 D Blok Esentepe Sisli Istanbul, Turkey
146	Block 27 A&B, Qianhai Enterprise Dream Park No. 63 Qianwan Yi Road, Shenzhen-Hong Kong Cooperation Zone, Shenzhen, China, 518052
147	St Nicholas House, 10th Floor Catholic Mission St Lagos, Nigeria
148	Unit 1 GF The Commercial Complex Madrigal Avenue Ayala Alabang Village, Muntinlupa City, Philippines, 1770
149	70 York Street 7th Floor, Toronto, Ontario, Canada, M5J 1S9
150	7/F The Enterprise Centre - Tower I, 6766 Ayala Avenue corner Paseo De Roxas, Makati City, Philippines
151	2 Exchange Square 85 Maude Street, Sandown, Sandton, South Africa, 2196

Registered Offices
152	Palm Grove House PO Box 438, Road Town, Tortola, British Virgin Islands
153	The Corporation Trust Company 820 Bear Tavern Road, West Trenton, New Jersey, United States, 08628
154	Kapelanka 42A, Krakow, Poland, 30-347
155	Suite 2400, 745 Thurlow Street, Vancouver, Canada, BC V6E 0C5
156	L22, Office Tower 2, Taikoo Hui, 381 Tianhe Road, Tianhe District, Guangzhou, Guangdong, China
157	HSBC Centre River Side, West Avenue, 25B Raheja woods, Kalyaninagar, Pune, India, 411006
158	Level 19, HSBC Building, Shanghai ifc 8 Century Avenue Pudong, Shanghai, China
159	Yorckstraße 21 - 23 40476, Duesseldorf, Germany
160	300 Delaware Avenue Suite 1401, Wilmington, Delaware, United States, 19801
161	PO Box 484, Ground Floor, HSBC House 68 West Bay Road, Grand Cayman, KY1-1106, Cayman Islands
162	c/o HSBC Bank (Mauritius) Limited 6th Floor, HSBC Centre, 18 Cyber City, Ebene, Mauritius
163	Bouchard 680, 11°, Ciudad de Buenos Aires, Argentina, 1106
164	No. 56, Yu Rong Street, Macheng, China, 438300
165	No. 205, Lie Shan Road Suizhou, Hubei, China
166	Building 3, Yin Zuo Di Jing Wan Tianmen New City，Tianmen, Hubei Province, China
167	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
168	6 rue Adolphe, Luxembourg, L-1116
169	Kings Meadow Chester Business Park, Chester, United Kingdom, CH99 9FB
170	World Trade Center 1, Floor 8-9 Jalan Jenderal Sudirman Kavling 29-31, Jakarta, Indonesia, 12920
171	4th Floor, World Trade Center, J1, Jend. Sudirman Kav. 29-31, Jakarta, Indonesia, 12920
172	No.198-2, Chengshan Avenue (E), Rongcheng, China, 264300
173	Woodbourne Hall, Road Town PO Box 3162, Tortola, British Virgin Islands
174	43 rue de Paris, Saint Denis, 97400
175	RM 2112, HSBC Building, Shanghai ifc No. 8 Century Road, Pudong, Shanghai, China, 200120
176	Büyükdere Cad. No 124 kat 9 Oda 2 Esentepe ªiºli Istanbul, Turkey
177	11 Dr. Roy’s Drive PO Box 694GT, Grand Cayman, Cayman Islands, KY1-1107
178	Philippe Kaiser Baarerstrasse 8, Zug, Switzerland, 6300
179	109 avenue des Champs-Elysees, Paris, France, 75008
180	Suite 8-3A, Menara RA, No. 18, Jalan Dataran SD2,, Dataran SD, PJU 9, Bandar Sri Damansara, 52200, Malaysia
181	17F, HSBC Building, Shanghai ifc 8 Century Avenue, Pudong, Shanghai, China
182	Maples Corporate Services Limited PO Box 309, Ugland House, South Church Street, George Town, Cayman Islands, KY1-1104
183	18/F, HSBC Building, 8 Century Avenue China (Shanghai) Pilot Free Trade Zone, China, 200120
184	c/o MUFG Fund Services (Bermuda) Limited The Belvedere Building, 69 Pitts Bay Road, Pembroke, Bermuda, HM08
186	21 Garlick Hill, London, United Kingdom, EC4V 2AU
187	c/o Trident Trust Company Trident Chambers, PO Box 146, Tortola, British Virgin Islands
188	No.188, Yin Cheng Zhong Road China (Shanghai) Pilot Free Trade Zone, Shanghai, China
189	49/F, The Lee Gardens, 33 Hysan Avenue, Hong Kong
190	13-15 York Buildings, London, United Kingdom, WC2N 6JU
191	Unit No. 208, 2nd Floor, Kanchenjunga Building 18 Barakhamba Road, New Delhi - 110001, India
192	6th Floor 65 Gresham Street, London EC2V 7NQ
195	Plot No. 89-90 Mbezi Industrial Area Box 347, Dar es Salaam City
196	37 avenue Henri Lafleur, Nouméa, New Caledonia, BP K3 98849
197	1101-J46, 11/F, Nansha Financial Building 171 Haibin Road, Nansha District, Guangzhou, China
198	2-3/F, Unit 21A, Qianhai Enterprise Dream Park, No. 63 Qian Wan Yi Road,, Qianhai Shenzhen-Hongkong Cooperation Zone, Shenzhen, China
199	66 Wellington Street West, Suite 5300, Toronto, Ontario, Canada, M5K 1E6
200	35 Great St Helens, London, United Kingdom, EC3A 6AP
201	HSBC Building 7267 Olaya - Al Murrooj, Riyadh, Kingdom of Saudi Arabia, 12283 - 2255
203	Level 3 Building 4, Gate District, Dubai International Financial Centre, Dubai, United Arab Emirates

Registered Offices
204	13th Floor, Lulu Center Building Salam Street, PO Box 44505, United Arab Emirates
205	833 Three Bentall Centre 595 Burrard Street, Vancouver, British Columbia, Canada, V7X 1C4
206	Jayla Place Wickhams Cay I, PO Box 3190, Road Town, British Virgin Islands
210	c/o Hackwood Secretaries Limited One Silk Street, London, United Kingdom, EC2Y 8HQ
211	Prince Abdulaziz Ibn Mossaad Ibn Jalawi Street, Riyadh, Kingdom of Saudi Arabia
212	75 Park Lane, Croydon, Surrey, United Kingdom, CR9 1XS
213	Ground Floor, Office Block A Bay Studio Business Park, Fabian Way, Swansea, Wales, United Kingdom, SA1 8QB
214	Ground Floor, Dorey Court, Admiral Park, St Peter Port Guernsey GY1 2HT
215	32 Rue du Champ de Tir, 44300 NANTES
216	1020-885 West Georgia Street, Vancouver BC, V6C3E8
217	11/F, J46 of Room1101,Nansha Financial Mansion, No.171 Haibin Road, Nansha Area, Guangzhou, China
218	Rahejas, 4th Floor, Corner of Main Avenue & V.P Road, Santacruz (West) Mumbai - 400 054
219	717 Fifth Avenue, New York, NY 10022
220	10 rue Jean Jaurès BP Q5 Noumea 98845 Nouvelle Calédonie
221	15 rue Guynemer BP 412 Noumea 98845 Nouvelle Calédonie
222	Herrengasse 1-3, 1010 Wien, Austria
223	2156 Horse Prairie Drive, Henderson NV 89052 United States
224	2 North Jackson Street, Suite 605, Montgomery AL, 36104 United States
225	2222 Grand Avenue, Des Moines IA 50312 United States
226	c/o The Corporation Trust Company, 100 S. 5th Street-Suite 1075 Minneapolis MN 55401, United States
227	545 Washington Blvd., 11th Floor Jersey City NJ 07310 United States